Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 24, 2013	Jun. 05, 2013	Jun. 03, 2013
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized			500,000,000	500,000,000
Common Stock, Par value (in dollars per share)			$ 0.0001	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									20,225,582
Directors Compensation In Cash			$ 30,000
Directors Compensation In Common Stock Shares			20,000
Director Fees Charged To Operations			$ 497,000	$ 497,000	$ 497,000
Cash Dividend Description			The Board of Directors has authorized a regular cash dividend each year after the release of the Companys financial results for the six months ending June 30 (the Six Month Dividend), an amount per outstanding Ordinary Share equal to: (i) 15% of the Companys non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed six months ended June 30, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend; and, an annual dividend each year after the release of the Companys annual financial results (the Annual Dividend), equates to an amount per outstanding Ordinary Share equal to (i) 15% of the Companys non-GAAP net income for the most recently completed fiscal year, less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of Ordinary Shares outstanding on the record date for such dividend.
Dividend Record Date Description			The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.
Preferred Stock, Shares Authorized			1,150,000	1,150,000
Sale of Stock, Price Per Share								$ 4.07
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs					2,067,809
Common Stock, Capital Shares Reserved for Future Issuance			2,816,470	5,403,200
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 3
Selling, General and Administrative Expenses			$ 18,351,625	$ 26,506,299	21,485,944
HONG KONG
Stockholders Equity Disclosure [Line Items]
Selling, General and Administrative Expenses			162,459	$ 3,037,000	$ 2,312,000
Maximum [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized							500,000,000
Minimum [Member]
Stockholders Equity Disclosure [Line Items]
Common Stock, Shares Authorized							200,000,000
Rights Offering [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share	$ 3.00
Stock Issued During Period, Shares, New Issues	19,527,950
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 2,067,809
Lam Man Pou and Vong Hon Kun [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share	$ 4.50
Sale of Stock, Percentage of Ownership after Transaction	34.00%
Lam and Vong [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	34.00%
Iao Kun [Member]
Stockholders Equity Disclosure [Line Items]
Sale of Stock, Price Per Share	$ 4.37
2012 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares		726,053				1,273,947
Payments for Repurchase of Common Stock		$ 2,728,912				$ 4,166,483
2013 Repurchase Plan [Member]
Stockholders Equity Disclosure [Line Items]
Repurchase Of Common Stock Shares				1,415,300	732,900
Payments for Repurchase of Common Stock				$ 4,193,554	$ 2,295,849
Audit Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			10,000
Audit Committee Other [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			5,000
Compensation and Nominating Committee Chairman [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			5,000
Compensation and Nominating Committee [Member]
Stockholders Equity Disclosure [Line Items]
Additional Annual Cash Compensation			3,000
Director [Member]
Stockholders Equity Disclosure [Line Items]
Directors Compensation In Cash For Atleast Hour			1,000
Directors Compensation In Cash For Less Than Hour			$ 500